Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation	$ 44,951	$ 48,207	$ 55,185
Minimum
Property, Plant and Equipment [Line Items]
Term of lease	24 months	24 months
Maximum
Property, Plant and Equipment [Line Items]
Term of lease	39 months	39 months